FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403

August 5, 2008

VIA EDGAR (CIK 0000038721)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Franklin Custodian Funds
File No.: 811-00537

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of
Franklin Custodian Funds ("Company"). This registration statement is being filed to register shares of the Franklin DynaTech Fund ("DynaTech Fund"), a series of the Company, that will be issued to shareholders of Franklin Technology Fund ("Technology Fund"), Franklin Global Communications Fund (“Communications Fund”), and Franklin Global Health Care Fund (“Health Care Fund”), a series of the Company, in connection with a transfer of the assets of the Technology, Communications, Health Care Funds pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the Technology, Communications, and Health Care Funds, at a special shareholders' meeting currently scheduled to be held on November 12, 2008.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) Prospectus for DynaTech Fund - Class A, B, C, R, and Advisor; (2) Statement of Additional Information for DynaTech Fund - Class A, B, C, R, and Advisor; (3) Annual Report for DynaTech Fund for the fiscal year ended September 30, 2007 and Technology, Communications, and Health Care Funds for the fiscal year ended April 30, 2008; and (4) Semi-Annual Report for DynaTech Fund for the period ended March 31, 2008.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Kristin Ives, Esquire at (215) 564-8037 or, in her absence, to Bruce Bohan (650) 312-3504.

Very truly yours,

FRANKLIN CUSTODIAN FUNDS

/s/ David P. Goss
Vice President

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